CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares outstanding (in shares)	95,949,183	89,998,788
Treasury stock at cost and other (in shares)	148,310	660,734